Income taxes - Components of unrecognized tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Highly certain tax positions	$ 6,300	$ 3,700	$ 1,900
Other unrecognized tax benefits	100	100	100
Gross unrecognized tax benefits	6,400	3,800	2,000	$ 1,200
Accrued interest and penalties related to unrecognized tax benefits	$ 0	$ 0	$ 0